Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Principal Value
U.S. Treasury Bills – 96.1%
U.S. Treasury Bill, 2.29%, 10/13/2022(a)(b) ......................................... $ 11,200,000 $ 11,192,041
U.S. Treasury Bill, 2.79%, 11/25/2022(a)(b) ......................................... 28,000,000 27,884,131
U.S. Treasury Bill, 3.31%, 1/5/2023(a)(b) ........................................... 9,000,000 8,924,312
U.S. Treasury Bill, 3.58%, 2/2/2023 ............................................... 3,000,000 2,964,592
Total U.S. Treasury Bills (Cost $50,966,903) ...................................................... 50,965,076
Number of
Contracts Notional Amount
Purchased Options – 5.1%
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, October Strike Price $4,080, Expires 10/03/22 ........... 41 16,728,000 205
Puts – Exchange-Traded – 5.1%
S&P 500 Index, October Strike Price $3,620, Expires 10/07/22 ........... 205 74,210,000 1,449,350
S&P 500 Index, October Strike Price $3,300, Expires 10/21/22 ........... 584 192,720,000 1,229,320
2,678,670
Total Purchased Options (Cost $2,038,640) ......................................................... 2,678,875
Total Investments – 101.2%
(Cost $53,005,543) .......................................................................... $ 53,643,951
Liabilities in Excess of Other Assets – (1.2)% ....................................................... (614,256)
Net Assets – 100.0% .......................................................................... $ 53,029,695
Number of
Contracts Notional Amount
Written Options – (3.2)%
Puts – Exchange-Traded – (3.2)%
S&P 500 Index, October Strike Price $3,600, Expires 10/07/22 ........... (205) $ (73,800,000) $ (1,237,175)
S&P 500 Index, October Strike Price $3,100, Expires 10/21/22 ........... (584) (181,040,000) (484,720)
(1,721,895)
Total Written Options (Premiums Received $1,322,349) ............................................... $ (1,721,895)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $28,906,969 have been pledged as collateral for options as of September 30, 2022.

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

At September 30, 2022, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received)
by the Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
iShares iBoxx $ High Yield
Corporate Bond ETF 3/24/2023 0.87%(c)
Morgan Stanley Capital
Services LLC (51,340,678) $ (1,810,618)
Morgan Stanley Custom Junk
Index* 2/15/2024 2.78%(c)
Morgan Stanley Capital
Services LLC 11,942,971 1,731,227
Morgan Stanley Custom Quality
Index* 2/15/2024 3.48%(c)
Morgan Stanley Capital
Services LLC (15,964,984) (1,388,377)
$ (1,467,768)
* The components of the basket shown below.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Payments made quarterly.
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Junk Index basket.
Shares Value % of basket
Common Stocks
Basic Materials
Alcoa Corp. .................................................... (1,907) $ (64,174) 0.63%
Axalta Coating Systems Ltd. ....................................... (4,842) (101,980) 1.00%
Chemours Co. (The) ............................................. (3,572) (88,050) 0.86%
Cleveland-Cliffs, Inc. ............................................. (7,930) (106,813) 1.04%
Sylvamo Corp .................................................. (3,149) (106,755) 1.04%
U.S. Steel Corp. ................................................ (5,949) (107,800) 1.05%
(575,572)
Communications
Altice USA, Inc., Class A .......................................... (13,271) (77,372) 0.76%
AT&T, Inc. ..................................................... (9,816) (150,577) 1.47%
Charter Communications Inc, Class A ............................... (365) (110,608) 1.08%
Commscope Holding Co., Inc. ..................................... (10,217) (94,102) 0.92%
Dish Network Corp., Class A ....................................... (7,082) (97,941) 0.96%
Echostar Corp., Class A .......................................... (1,780) (29,320) 0.29%
Frontier Communications Parent ................................... (4,357) (102,092) 1.00%
Lumen Technologies, Inc. ......................................... (13,825) (100,643) 0.98%
Nexstar Media Group, Inc., Class A ................................. (627) (104,666) 1.02%
Paramount Global, Class B ........................................ (5,456) (103,885) 1.01%
Telephone And Data Systems, Inc. .................................. (7,742) (107,608) 1.05%
Viasat, Inc. ..................................................... (3,190) (96,430) 0.94%
Warner Bros Discovery Inc ........................................ (9,961) (114,555) 1.12%
(1,289,799)
Consumer, Cyclical
Alaska Air Group, Inc. ............................................ (2,655) (103,955) 1.02%
American Airlines Group, Inc. ...................................... (8,690) (104,628) 1.02%
Aramark ....................................................... (1,111) (34,674) 0.34%
Caesars Entertainment, Inc. ....................................... (2,665) (85,978) 0.84%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Cyclical (continued)
Carnival Corp. .................................................. (11,393) $ (80,093) 0.78%
Core & Main, Inc., Class A ........................................ (1,207) (27,452) 0.27%
Delta Air Lines, Inc. .............................................. (3,852) (108,078) 1.06%
Foot Locker Inc ................................................. (3,094) (96,324) 0.94%
Gap, Inc. (The) ................................................. (13,419) (110,168) 1.08%
Hanesbrands, Inc. ............................................... (13,978) (97,286) 0.95%
Jetblue Airways Corp. ............................................ (14,947) (99,096) 0.97%
Kohl's Corp. .................................................... (4,211) (105,905) 1.03%
Nordstrom, Inc. ................................................. (6,574) (109,987) 1.07%
Peloton Interactive, Inc., Class A ................................... (11,308) (78,364) 0.76%
Penn National Gaming, Inc. ....................................... (3,983) (109,575) 1.07%
PVH Corp. ..................................................... (2,237) (100,231) 0.98%
Qurate Retail, Inc., Series A ....................................... (45,063) (90,577) 0.88%
Resideo Technologies, Inc. ........................................ (1,763) (33,600) 0.33%
RH ........................................................... (466) (114,643) 1.12%
Royal Caribbean Cruises Ltd. ...................................... (2,451) (92,879) 0.91%
Sally Beauty Holdings, Inc. ........................................ (8,670) (109,238) 1.07%
Scotts Miracle-Gro Co/The ........................................ (1,914) (81,843) 0.80%
Six Flags Entertainment Corp ...................................... (5,239) (92,738) 0.91%
Southwest Airlines Co. ........................................... (3,044) (93,865) 0.92%
Travel + Leisure Co. ............................................. (2,456) (83,788) 0.82%
United Airlines Holdings, Inc. ...................................... (3,220) (104,755) 1.02%
Victoria's Secret & Co ............................................ (3,627) (105,609) 1.03%
Walgreens Boots Alliance, Inc. ..................................... (3,068) (96,321) 0.94%
(2,551,650)
Consumer, Non-cyclical
ADT, Inc. ...................................................... (14,710) (110,178) 1.08%
Avis Budget Group Inc ........................................... (747) (110,880) 1.08%
Clarivate PLC .................................................. (11,070) (103,943) 1.02%
Coty, Inc., Class A ............................................... (15,644) (98,868) 0.97%
Davita, Inc. .................................................... (1,324) (109,555) 1.07%
Elanco Animal Health Inc ......................................... (2,001) (24,830) 0.24%
Exact Sciences Corp. ............................................ (1,787) (58,057) 0.57%
Herbalife Nutrition Ltd. ........................................... (5,139) (102,217) 1.00%
Jazz Pharmaceuticals PLC ........................................ (479) (63,849) 0.62%
Mednax, Inc. ................................................... (6,343) (104,715) 1.02%
Nektar Therapeutics, Class A ...................................... (30,498) (97,595) 0.95%
Oak Street Health, Inc. ........................................... (3,277) (80,355) 0.78%
Organon & Co. ................................................. (4,293) (100,457) 0.98%
Perrigo Co. PLC ................................................ (2,754) (98,195) 0.96%
Post Holdings, Inc. .............................................. (1,323) (108,387) 1.06%
Sabre Corp. .................................................... (17,579) (90,533) 0.88%
Shift4 Payments, Inc., Class A ..................................... (2,492) (111,151) 1.09%
Stoneco Ltd., Class A ............................................ (12,739) (121,406) 1.19%
Tenet Healthcare Corp. ........................................... (2,020) (104,203) 1.02%
TreeHouse Foods, Inc. ........................................... (2,466) (104,612) 1.02%
US Foods Holding Corp. .......................................... (4,022) (106,332) 1.04%
Viatris, Inc. ..................................................... (13,085) (111,484) 1.09%
(2,121,802)

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Energy
Apa Corp. ..................................................... (3,027) $ (103,492) 1.01%
Cheniere Energy, Inc. ............................................ (702) (116,425) 1.14%
Equities Corp. .................................................. (2,511) (102,336) 1.00%
Kosmos Energy Ltd. ............................................. (17,865) (92,363) 0.90%
Nov, Inc. ...................................................... (6,866) (111,088) 1.09%
Occidental Petroleum Corp. ....................................... (2,181) (134,028) 1.31%
Ovintiv Inc ..................................................... (2,353) (108,250) 1.06%
PBF Energy, Inc., Class A ......................................... (4,198) (147,593) 1.44%
Southwestern Energy Co ......................................... (15,787) (96,615) 0.94%
Sunrun, Inc. .................................................... (3,233) (89,187) 0.87%
Valero Energy Corp. ............................................. (1,094) (116,885) 1.14%
(1,218,262)
Financial
Air Lease Corp., Class A .......................................... (3,350) (103,885) 1.02%
Industrial
Berry Global Group, Inc. .......................................... (2,249) (104,664) 1.02%
Coherent Corp .................................................. (2,280) (79,471) 0.78%
Energizer Holdings, Inc. .......................................... (4,309) (108,317) 1.06%
Enovis Corp .................................................... (1,762) (81,186) 0.79%
Fluor Corp. .................................................... (2,239) (55,720) 0.54%
Gates Industrial Corp. PLC ........................................ (6,186) (60,379) 0.59%
General Electric Co. ............................................. (2,165) (134,027) 1.31%
O-I Glass, Inc., Class I ........................................... (8,707) (112,759) 1.10%
Ryder System, Inc. .............................................. (1,623) (122,505) 1.20%
Silgan Holdings, Inc. ............................................. (1,320) (55,492) 0.54%
Spirit Aerosystems Holdings, Inc., Class A ............................ (4,552) (99,784) 0.98%
TD Synnex Corp. ................................................ (702) (56,987) 0.56%
Vertiv Holdings Co., Class A ....................................... (9,276) (90,159) 0.88%
Westrock Co. ................................................... (2,856) (88,223) 0.86%
XPO Logistics, Inc. .............................................. (2,441) (108,663) 1.06%
(1,358,336)
Technology
Coupa Software, Inc. ............................................. (1,102) (64,785) 0.63%
Dell Technologies, Inc., Class C .................................... (2,484) (84,862) 0.83%
Dxc Technology Co. ............................................. (4,485) (109,787) 1.07%
Everbridge, Inc. ................................................. (3,288) (101,534) 0.99%
Fastly, Inc., Class A .............................................. (12,248) (112,195) 1.10%
Kyndryl Holdings Inc ............................................. (11,350) (93,868) 0.92%
NCR Corp. ..................................................... (4,149) (78,867) 0.77%
RingCentral Inc, Class A .......................................... (2,699) (107,842) 1.05%
Solarwinds Corp. ................................................ (11,017) (85,383) 0.83%
Western Digital Corp. ............................................ (2,387) (77,689) 0.76%
Xerox Holdings Corp. ............................................ (7,634) (99,852) 0.98%
(1,016,664)
Total ....................................................................... $ (10,235,970) 100.00%
* The following table shows the individual positions and related values of the securities within the Morgan Stanley Custom
Quality Index basket.

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks
Basic Materials
Ecolab, Inc. .................................................... 988 $ 142,649 0.98%
International Flavors & Fragrances, Inc. .............................. 1,516 137,720 0.94%
Sherwin-Williams Co/The ......................................... 714 146,176 1.00%
426,545
Communications
Interpublic Group of Cos Inc/T ..................................... 5,745 147,072 1.01%
Meta Platforms, Inc., Class A ...................................... 1,069 145,003 0.99%
Omnicom Group, Inc. ............................................ 2,318 146,243 1.00%
Sirius XM Holdings, Inc. .......................................... 26,907 153,638 1.05%
591,956
Consumer, Cyclical
Autozone, Inc. .................................................. 75 159,602 1.09%
Domino's Pizza, Inc. ............................................. 457 141,850 0.97%
Home Depot, Inc. (The) ........................................... 589 162,416 1.11%
LKQ Corp. ..................................................... 3,270 154,169 1.06%
Lululemon Athletica Inc ........................................... 472 131,958 0.90%
Marriott International, Inc., Class A .................................. 983 137,826 0.95%
O'reilly Automotive, Inc. ........................................... 232 163,186 1.12%
Pool Corp. ..................................................... 487 154,853 1.06%
Tempur Sealy International, Inc. .................................... 5,708 137,793 0.94%
Thor Industries, Inc. ............................................. 2,105 147,341 1.01%
Wyndham Hotels & Resorts, Inc. ................................... 2,364 145,049 0.99%
Yum! Brands, Inc. ............................................... 1,388 147,585 1.01%
1,783,628
Consumer, Non-cyclical
Anthem, Inc. ................................................... 329 149,588 1.02%
Automatic Data Processing, Inc. .................................... 693 156,695 1.07%
Avery Dennison Corp. ............................................ 891 144,981 0.99%
Chemed Corp .................................................. 332 144,927 0.99%
Cigna Corp. .................................................... 551 152,942 1.05%
Colgate-Palmolive Co. ........................................... 2,125 149,246 1.02%
CVS Health Corp. ............................................... 1,562 148,985 1.02%
Danaher Corp. .................................................. 567 146,435 1.00%
FleetCor Technologies Inc ......................................... 778 137,068 0.94%
General Mills Inc ................................................ 2,129 163,105 1.12%
Global Payments, Inc. ............................................ 1,216 131,395 0.90%
Grand Canyon Education, Inc. ..................................... 1,892 155,626 1.07%
Hershey Co. (The) ............................................... 728 160,445 1.10%
Johnson & Johnson .............................................. 968 158,161 1.08%
Kraft Heinz Co. (The) ............................................ 4,618 154,007 1.05%
Mondelez International Inc, Class A ................................. 2,683 147,109 1.01%
Moody's Corp .................................................. 566 137,633 0.94%
Procter & Gamble Co/The ......................................... 1,163 146,813 1.00%
Regeneron Pharmaceuticals, Inc. ................................... 226 155,981 1.07%
ResMed, Inc. ................................................... 707 154,415 1.06%
Rollins, Inc. .................................................... 4,464 154,826 1.06%
Sotera Health Co. ............................................... 10,599 72,282 0.49%
Stryker Corp. ................................................... 705 142,781 0.98%
Thermo Fisher Scientific, Inc. ...................................... 290 146,857 1.01%
UnitedHealth Group, Inc. .......................................... 306 154,364 1.06%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Consumer, Non-cyclical (continued)
Verisk Analytics, Inc., Class A ...................................... 869 $ 148,142 1.01%
3,814,809
Energy
Antero Midstream Corp ........................................... 15,412 141,485 0.97%
DT Midstream Inc ............................................... 2,777 144,107 0.98%
Oneok, Inc. .................................................... 2,559 131,116 0.90%
Texas Pacific Land Corp .......................................... 90 160,739 1.10%
577,447
Financial
Arthur J Gallagher & Co. .......................................... 866 148,306 1.01%
BlackRock Inc, Class A ........................................... 253 139,085 0.95%
Brown & Brown, Inc. ............................................. 2,599 157,201 1.08%
Cboe Global Markets, Inc. ........................................ 1,342 157,452 1.08%
Duke Realty Corp ............................................... 2,902 139,888 0.96%
EastGroup Properties Inc ......................................... 1,004 144,926 0.99%
Extra Space Storage Inc .......................................... 856 147,889 1.01%
Intercontinental Exchange, Inc. ..................................... 1,624 146,766 1.00%
Life Storage Inc ................................................. 1,358 150,454 1.03%
National Storage Affiliates Trust .................................... 3,419 142,151 0.97%
OMEGA Healthcare Investors, Inc. .................................. 5,251 154,838 1.06%
ProLogis, Inc. .................................................. 1,375 139,721 0.96%
1,768,677
Industrial
Allegion PLC ................................................... 1,716 153,872 1.05%
AMETEK Inc ................................................... 1,316 149,258 1.02%
Amphenol Corp., Class A ......................................... 2,193 146,824 1.01%
Ball Corp. ...................................................... 2,772 133,937 0.92%
CH Robinson Worldwide, Inc. ...................................... 1,484 142,884 0.98%
Crown Holdings Inc .............................................. 1,640 132,910 0.91%
Dover Corp. .................................................... 1,305 152,102 1.04%
Esab Corp ..................................................... 4,164 138,921 0.95%
Fortune Brands Home & Security, Inc. ............................... 2,658 142,732 0.98%
Generac Holdings, Inc. ........................................... 766 136,442 0.93%
Lennox International, Inc. ......................................... 639 142,331 0.97%
Mettler-Toledo International, Inc. .................................... 129 139,309 0.95%
Middleby Corp. (The) ............................................ 1,122 143,754 0.98%
Nordson Corp. .................................................. 717 152,122 1.04%
Nvent Electric PLC .............................................. 4,731 149,559 1.02%
Pentair PLC .................................................... 3,666 148,939 1.02%
Stanley Black & Decker, Inc. ....................................... 1,867 140,394 0.96%
Trex Co Inc .................................................... 3,475 152,702 1.05%
2,598,992
Technology
Accenture PLC, Class A .......................................... 584 150,162 1.03%
Black Knight, Inc. ............................................... 2,365 153,086 1.05%
Broadridge Financial Solutions, Inc. ................................. 977 140,982 0.97%
CACI International, Inc., Class A .................................... 579 151,235 1.04%
CCC Intelligent Solutions Hold ..................................... 17,241 156,895 1.07%
Cognizant Technology Solutions Corp., Class A ........................ 2,576 147,976 1.01%
Fair Isaac Corp ................................................. 349 143,777 0.98%

Simplify High Yield PLUS Credit Hedge ETF
Schedule of Investments
(Continued)
September 30, 2022 (Unaudited)

Shares Value % of basket
Common Stocks (continued)
Technology (continued)
Fidelity National Information Services, Inc. ............................ 1,865 $ 140,951 0.96%
Fiserv, Inc. ..................................................... 1,528 143,000 0.98%
International Business Machine .................................... 1,274 151,318 1.04%
Intuit, Inc. ...................................................... 379 146,650 1.00%
KLA Corp. ..................................................... 474 143,373 0.98%
Paychex, Inc. ................................................... 1,344 150,757 1.03%
Texas Instruments, Inc. ........................................... 983 152,074 1.04%
Tyler Technologies Inc ............................................ 441 153,103 1.05%
Zebra Technologies Corp., Class A .................................. 540 141,378 0.97%
2,366,717
Utilities
AES Corp/The .................................................. 5,988 135,334 0.93%
Alliant Energy Corp. ............................................. 2,654 140,614 0.96%
DTE Energy Co ................................................. 1,224 140,797 0.96%
Edison International ............................................. 2,340 132,401 0.91%
Public Service Enterprise Group, Inc. ................................ 2,404 135,204 0.92%
684,350
Total ....................................................................... $ 14,613,121 100.00%
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 96.1%
Purchased Options ............................................................................... 5.1%
Total Investments ................................................................................ 101.2%
Liabilities in Excess of Other Assets .................................................................. (1.2)%
Net Assets ..................................................................................... 100.0%